Average Annual Total Returns	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Inception Date	Prospectus #1 Calvert Responsible Municipal Income Fund Class I One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Inception Date	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A One Year	Prospectus #2 Calvert Flexible Bond Fund Class A Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A Inception Date	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class C One Year	Prospectus #2 Calvert Flexible Bond Fund Class C Five Years	Prospectus #2 Calvert Flexible Bond Fund Class C Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class I One Year	Prospectus #2 Calvert Flexible Bond Fund Class I Five Years	Prospectus #2 Calvert Flexible Bond Fund Class I Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 One Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 Five Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 Inception Date
Total	(8.53%)	1.25%	2.13%	6.05%	(11.18%)	0.01%	1.03%	4.84%	(11.24%)	(0.03%)	1.01%	3.38%	(6.06%)	0.32%	1.25%	3.41%	(9.79%)	(0.09%)	none	0.73%	Jul. 15, 2015	(7.94%)	0.95%	1.60%	4.99%	Jul. 15, 2015	1.46%	1.26%	0.91%	(7.03%)	1.35%	2.14%	Sep. 30, 2014	(8.65%)	0.03%	0.80%	(3.93%)	0.44%	1.03%	(5.44%)	1.27%	1.81%	(3.60%)	2.30%	2.88%	(3.49%)	2.37%	2.93%	May 01, 2019